ENTITY WIDE DISCLOSURES	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES

NOTE 8:ENTITY WIDE DISCLOSURES

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. The Company manages its business based on one operating segment and derives revenues from licensing of software, sales of hardware, providing maintenance and technical support and sales of professional services.

The following is a summary of revenues within geographic areas:

	Six Months Ended June 30,
	2020	2021
	(U.S. dollars in thousands)
Americas:
United States	$23,304	$21,616
Other	551	477
	23,855	22,093
EMEA:
Germany	5,045	6,214
Israel	556	793
United Kingdom	3,145	4,655
Other	8,451	9,942
	17,197	21,604

APAC	3,224	3,401
Total	$44,276	$47,098

Revenues are attributed to geographic areas based on the location of customer.

F - 14

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

For the year ended December 31, 2020 and six months ended June 30, 2021, each of the following distributors comprised more than 10% of the Company’s revenue:

	Year Ended	Six months Ended
	December 31,	June 30,
	2020	2021

Customer A	15%	17%
Customer B	10%	12%

Property, plant and equipment, net by geographical area were as follows as of December 31, 2020 and June 30, 2021:

	December 31,	June 30,
	2020	2021
	(U.S. $ in thousands)
Americas (primarily the United States)	$1,125	996
EMEA	108	102
Israel	3,269	3,492
	$4,502	4,590

As of December 31, 2020 and June 30, 2021, each of the following distributors comprised more than 10% of the Company’s accounts receivable:

	December 31,	June 30,
	2020	2021
Customer A	16%	23%
Customer B	12%	17%
Customer C	11%	0%

For purposes of this calculation, the Company assessed distributors by aggregating distributors within the same holding group.